Commitments and Contingencies (Details Narrative)	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 17, 2021 USD ($)	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2018	Oct. 28, 2020 USD ($)	Dec. 31, 2020
Two Newbuild Japanese VLCCs [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Description				12-year
Number of vessels				2
One Newbuild Baghdad VLCC [Member]
Lessor, Lease, Description [Line Items]
Vessel capacity in DWT				313,433
Charter hire daily rate					$ 21
One Newbuild Ebril Vlcc [Member]
Lessor, Lease, Description [Line Items]
Vessel capacity in DWT				313,486
Charter hire daily rate	$ 21
Third Newbuild Japanese VLCC [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Description		12 year
Vessel capacity in DWT		310,000
Date of delivery						third quarter of 2021
Fourth Newbuild Japanese VLCC [Member]
Lessor, Lease, Description [Line Items]
Lessee, Operating Lease, Description			12 year
Vessel capacity in DWT			310,000
Date of delivery						third quarter of 2022